TAXATION (Reconciliation between PRC Statutory CIT Rate and Company's Effective Tax Rate) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Feb. 28, 2011	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Statutory EIT rate			(25.00%)	(25.00%)	(25.00%)
Effect of tax holidays			(15.60%)	17.70%	(13.60%)
Effect of tax-exempt for parent company incorporated in Cayman Islands			19.10%	(76.70%)	37.50%
Effect of change in valuation allowance			4.00%	(3.30%)	5.40%
Foreign withholding tax expense	[1]		0.50%	(1.60%)	0.20%
Effect of permanent difference from US entity using cost-plus method			0.40%	(2.30%)	0.40%
Effect of permanent difference from taxable capital gain due to business acquisition under common control
Other permanent book-tax differences			16.30%	(14.70%)	2.70%
Effective income tax rate			(0.30%)	(105.90%)	7.60%
Total fixed monetary reimbursements		$ 2,107
United States [Member]
Income Tax [Line Items]
Withholding Tax Rate			30.00%

[1]	According to the American Depositary Receipt (“ADR”) arrangements between the Company and Deutsche Bank Trust (“DB”) in February 2011, the Company will have the right to receive series of reimbursements after the closing of Initial Public Offering (“IPO”) over the five-year term as a return of using DB’s services. In May 2016, the arrangement was renewed and will supersede any and all prior agreements. Total reimbursements are recognized evenly over the contract term in other income. The other income recognized in the year ended December 31, 2016 amounted to US$2,107. The Company bears the 30% US tax on this US source income, which was withheld by Deutsche Bank upon payments.